Goodwill and Finite-Life Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill increase associated with acquisition	$ 74,671		$ 23,385
Goodwill increase associated with measurement period adjustments		$ 14,219
Aggregate amortization Expense	$ 26,445	$ 22,456	$ 20,247